Income Taxes (Details) - Schedule of reconciliation of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of unrecognized tax benefits [Abstract]
Balance at beginning of year	$ 252	$ 17
Additions based on tax positions related to current year	576	235
Balance at end of year	$ 828	$ 252